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                         METLIFE INSURANCE COMPANY USA
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                       SUPPLEMENT DATED JANUARY 11, 2016
                     TO THE PROSPECTUSES DATED MAY 1, 2015

This supplement revises information in the prospectuses dated May 1, 2015 for the following variable annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"): Series VA (offered on and after October 7, 2011); Series VA-4 (offered on and after October 7, 2011); and Series S (offered on and after October 7, 2011) and Series S - L Share Option (offered on and after October 7, 2011). Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, call us at (800) 343-8496 or write to us at 11225 North Community House Road, Charlotte, NC 28277 or to request a free copy.

The Guaranteed Minimum Income Benefit Max V (GMIB Max V) and Enhanced Death Benefit Max V (EDB Max V) optional riders will not be available for new purchases after February 19, 2016.

In order to receive the GMIB Max V optional rider, or the GMIB Max V and EDB Max V optional riders, your application must be signed on or before February 19, 2016 and your application and necessary information must be received by our Annuity Service Center, in Good Order, before the close of the New York Stock Exchange on February 26, 2016.

Applications signed on or before February 19, 2016 and received at our Annuity Service Center after the close of the New York Stock Exchange on February 26, 2016 will not be in Good Order and will be rejected.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                       Telephone: (800) 343-8496

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